Shareholders' Equity - Additional Information (Detail)	5 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Oct. 01, 2020 shares	Aug. 03, 2020 shares
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred Stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock description of voting rights	one vote	one vote
Common Stock, Par Value | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	3,424,991	4,665,186
Common Stock, Shares, Outstanding	3,424,991	4,665,186
Temporary equity shares outstanding	17,312,211	16,072,016
Class A [Member] | Non-US [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock description of voting rights	ten votes per share	ten votes per share
Class A [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of common stock shares outstanding	20.00%	20.00%
Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	20,000,000	20,000,000
Common stock description of voting rights	one vote	one vote
Common Stock, Par Value | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	5,184,300	5,184,300
Common Stock, Shares, Outstanding	5,184,300	5,184,300
Common stock shares converion ratio from class of common stock to other	1	1
Class B [Member] | Non-US [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock description of voting rights	one vote per share	one vote per share
Class B [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	5,184,300		5,184,300	5,690,000
Percentage of common stock shares outstanding	20.00%	20.00%